y

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 93.2%
	APPAREL & TEXTILE PRODUCTS - 1.9%
2,229,165	Samsonite Group S.A.	$ 5,482,182

	ASSET MANAGEMENT - 11.5%
75,609	Aker ASA, Class A	7,347,404
3,324,809	Dundee Corporation, Class A(a)	11,724,584
89,936	Exor N.V.	7,904,884
325,340	Fairfax India Holdings Corporation(a)	5,742,251
		32,719,123
	BANKING - 9.5%
1,509,015	Banco Bradesco S.A. - ADR	6,171,871
183,394	Grupo Cibest S.A.	4,115,206
29,946	Grupo Financiero Galicia S.A. - ADR	1,343,078
5,243,282	IDFC First Bank Ltd.	4,233,239
221,786	Standard Chartered plc	5,476,050
63,272	UniCredit SpA	5,416,155
		26,755,599
	CHEMICALS - 2.5%
94,286	Nutrien Ltd.	7,078,050

	HOUSEHOLD PRODUCTS - 4.7%
7,523,834	Natura Cosmeticos S.A.(a)	13,385,098

	INDUSTRIAL SUPPORT SERVICES - 2.5%
769,085	Travis Perkins plc	7,234,983

	INSTITUTIONAL FINANCIAL SERVICES - 8.2%
4,116,590	Edelweiss Financial Services Ltd.	5,175,353
107,076	Hong Kong Exchanges & Clearing Ltd.	5,734,721
107,769	Jefferies Financial Group, Inc.	4,784,944
712,005	JSE Ltd.	7,469,018
		23,164,036
	INSURANCE - 3.2%
11,901,444	Turkiye Sigorta A/S	3,304,858

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 93.2% (Continued)
	INSURANCE - 3.2% (Continued)
323,692	Westaim Corporation (The)(a)	$ 5,645,625
		8,950,483
	LEISURE FACILITIES & SERVICES - 2.6%
808,624	Arcos Dorados Holdings, Inc., Class A	7,115,891

	METALS & MINING - 15.7%
155,607	Anglo American plc	7,761,685
197,771	Capstone Copper Corporation(a)	2,045,857
3,325,069	Magna Mining, Inc.(a)	7,630,107
597,381	Major Drilling Group International, Inc.(a)	7,979,679
95,818	Valterra Platinum Limited	11,219,406
45,825	Wheaton Precious Metals Corporation	7,499,261
		44,135,995
	OIL & GAS PRODUCERS - 5.8%
1,446,845	Greenfire Resources Ltd.(a)	8,581,360
339,309	International Petroleum Corporation(a)	7,743,907
		16,325,267
	OIL & GAS SERVICES & EQUIPMENT - 6.6%
82,241	Tidewater, Inc.(a)	6,531,580
126,593	Valaris Ltd.(a)	12,133,939
		18,665,519
	REAL ESTATE INVESTMENT TRUSTS - 3.3%
28,963,843	Cromwell Property Group	9,173,601

	REAL ESTATE OWNERS & DEVELOPERS - 3.8%
3,724,258	Sino Land Company Ltd.	6,083,825
3,336,666	Straits Trading Company Ltd.	4,616,416
		10,700,241
	REAL ESTATE SERVICES - 5.1%
2,370,552	Douglas Elliman, Inc.(a)	5,404,859
21,156,721	Midland Holdings Ltd.(a)	9,059,397
		14,464,256

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 93.2% (Continued)
	RETAIL REIT - 2.4%
1,365,378	Hammerson plc	$ 6,775,549

	SPECIALTY FINANCE - 1.4%
32,786	Bajaj Holdings & Investment Ltd., Class A	3,892,005

	TRANSPORTATION & LOGISTICS - 2.5%
248,236,163	Latam Airlines Group S.A.	6,985,798

	TOTAL COMMON STOCKS (Cost $171,256,550)	263,003,676

	SHORT-TERM INVESTMENT — 8.2%
	MONEY MARKET FUND - 8.2%
23,097,620	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 3.53%(b) (Cost $23,097,620)	23,097,620

	TOTAL INVESTMENTS - 101.4% (Cost $194,354,170)	$ 286,101,296
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(3,968,477)
	NET ASSETS - 100.0%	$ 282,132,819

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ASA	- Allmennaksjeselskap
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SpA	- Società per azioni

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2026.

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Metals & Mining	15.7%
Asset Management	11.5%
Banking	9.5%
Institutional Financial Services	8.2%
Oil & Gas Services & Equipment	6.6%
Oil & Gas Producers	5.8%
Real Estate Services	5.1%
Household Products	4.7%
Real Estate Owners & Developers	3.8%
Real Estate Investment Trusts	3.3%
Other	19.0%
Total	93.2%
Money Market Fund	8.2%
Liabilities in Excess of Other Assets	(1.4)%
Grand Total	100.0%

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Diversification of Assets
Country	% of Net Assets
Canada	21.3%
United States	14.2%
United Kingdom	9.7%
Hong Kong	7.4%
Brazil	6.9%
India	6.7%
South Africa	6.6%
Italy	4.7%
Australia	3.3%
Norway	2.6%
Uruguay	2.5%
Chile	2.5%
Singapore	1.6%
Colombia	1.5%
Turkey	1.2%
Argentina	0.5%
Total	93.2%
Money Market Fund	8.2%
Liabilities in Excess of Other Assets	(1.4)%
Grand Total	100.0%